Supplemental Equity and Comprehensive Income Information - Reclass AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Sales or impairments of securities	$ 6,111	$ 6,182	$ 6,469
Net of tax	(203)	(250)	(236)
Gains (losses) associated with defined benefit pension and postretirement plans amortization
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Transition asset	1	1	1
Prior service benefit	92	79	59
Net actuarial loss	(506)	(626)	(420)
Curtailments/Settlements	(8)	9
Total before tax	(421)	(537)	(360)
Tax effect	148	176	122
Net of tax	(273)	(361)	(238)
Debt and equity security gains (losses)
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Sales or impairments of securities			(1)
Total before tax			(1)
Net of tax			(1)
Cash flow hedging instruments gains (losses)
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Total before tax	109	174	4
Tax effect	(39)	(63)	(1)
Net of tax	70	111	3
Cash flow hedging instruments gains (losses) | Foreign currency forward/option contracts
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	110	178	3
Cash flow hedging instruments gains (losses) | Commodity price swap contracts
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Cost of sales		(2)	2
Cash flow hedging instruments gains (losses) | Interest rate swap contracts
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Interest expense	$ (1)	$ (2)	$ (1)